Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	$ (1,162.6)
Other comprehensive (loss) income	(26.6)	60.4		712.0
Balance at end of period	(1,189.2)	(1,162.6)
Cumulative Effect Of Initial Adoption Of New Accounting Principle Pretax				83.0
Other Comprehensive Income Loss Pretax Unrealized Net Gains Losses Arising During Period	105.7	333.5		1,004.6
Other Comprehensive Income Loss Pretax Reclassification To Earnings	137.8	172.9		110.5
Pension and OPEB Plan Unrealized Net Losses Arising During The Period Pretax	402.6	152.8		123.2
Pension and OPEB Plan Reclassification To Earnings Pretax	59.1	150.8		214.0
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	75.1	100.3		0	[1]
Cumulative effect of adopting a new accounting standard				(5.3)	[2]
Net unrealized gains (losses)	2.4	42.5	[1]	106.3	[1]
Reclassification to earnings	(19.3)	(67.7)	[1]	(0.7)	[1]
Other comprehensive (loss) income	16.9	25.2		(100.3)	[1]
Balance at end of period	58.2	75.1		100.3
Net Unrealized Gains (Losses) All Other Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	375.2	235.7		(229.3)
Cumulative effect of adopting a new accounting standard				(48.4)	[2]
Net unrealized gains (losses)	337.2	327.5		592.4
Reclassification to earnings	(117.2)	(188.0)		(79.0)
Other comprehensive (loss) income	(220.0)	(139.5)		(465.0)
Balance at end of period	595.2	375.2		235.7
Net Unrealized Gains (Losses) Foreign Currency And Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(27.3)	25.3		(8.7)
Cumulative effect of adopting a new accounting standard				0	[2]
Net unrealized gains (losses)	(9.2)	(53.9)		34.4
Reclassification to earnings	2.8	1.3		(0.4)
Other comprehensive (loss) income	6.4	52.6		(34.0)
Balance at end of period	(33.7)	(27.3)		25.3
Pension and OPEB Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,585.6)	(1,584.3)		(1,643.3)
Cumulative effect of adopting a new accounting standard
Net unrealized gains (losses)	(261.7)	(99.3)		(80.1)
Reclassification to earnings	38.4	98.0		139.1
Other comprehensive (loss) income	223.3	1.3		(59.0)
Balance at end of period	(1,808.9)	(1,585.6)		(1,584.3)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,162.6)	(1,223.0)		(1,881.3)
Cumulative effect of adopting a new accounting standard				(53.7)	[2]
Net unrealized gains (losses)	68.7	216.8		653.0
Reclassification to earnings	(95.3)	(156.4)		59.0
Other comprehensive (loss) income	26.6	(60.4)		(658.3)
Balance at end of period	(1,189.2)	(1,162.6)		(1,223.0)
Unrecognized Net Actuarial Loss [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,547.9)	(1,562.8)		(1,631.0)
Net unrealized gains (losses)	(268.3)	(91.2)		(72.5)
Reclassification to earnings	37.9	106.1		140.7
Balance at end of period	(1,778.3)	(1,547.9)		(1,562.8)
Unrecognized Net Actuarial Loss [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(66.1)	(61.0)		(55.6)
Net unrealized gains (losses)	6.6	(8.1)		(7.6)
Reclassification to earnings	3.2	3.0		2.2
Balance at end of period	(56.3)	(66.1)		(61.0)
Unrecognized Prior Service Costs [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	1.8	10.6		12.0
Net unrealized gains (losses)
Reclassification to earnings	(0.3)	(8.8)		(1.4)
Balance at end of period	1.5	1.8		10.6
Unrecognized Prior Service Costs [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	26.6	28.9		31.3
Net unrealized gains (losses)
Reclassification to earnings	(2.4)	(2.3)		(2.4)
Balance at end of period	$ 24.2	$ 26.6		$ 28.9

[1]	Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those that we intend to sell.
[2]	Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 66 for additional information on the cumulative effect adjustment required.